Other Loans Payable (Details 1)	Dec. 31, 2019 USD ($)
Finance Lease Agreement One [Member]
2020	$ 376,679
2021
Total	376,679
Sale Leaseback Arrangement Two [Member]
2020	1,906,882
2021	317,814
2022
Total	2,224,696
Sale Leaseback Arrangement Three [Member]
2020	701,915
2021	737,424
2022	318,164
Total	$ 1,757,503